Expense Example - Class Inst R6 Shares - Goldman Sachs Strategic Factor Allocation Fund	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	85	291	514	1,155	84	288	508	1,144